UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2614

Fidelity Exchange Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Exchange Fund

September 30, 2007

1.807724.103

EXC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Automobiles - 0.2%
General Motors Corp.	11,551	$ 423,922
Hotels, Restaurants & Leisure - 4.5%
McDonald's Corp.	199,473	10,865,294
Household Durables - 0.6%
The Stanley Works	23,948	1,344,201
Media - 4.0%
McGraw-Hill Companies, Inc.	114,635	5,836,068
The Walt Disney Co.	103,073	3,544,680
Viacom, Inc. Class B (non-vtg.) (a)	9,520	370,994
		9,751,742
Multiline Retail - 0.2%
Macy's, Inc.	16,759	541,651
Textiles, Apparel & Luxury Goods - 3.4%
Coach, Inc. (a)	177,507	8,390,756
TOTAL CONSUMER DISCRETIONARY		31,317,566
CONSUMER STAPLES - 10.5%
Beverages - 1.7%
The Coca-Cola Co.	72,998	4,195,195
Household Products - 6.7%
Colgate-Palmolive Co.	15,189	1,083,279
Procter & Gamble Co.	217,287	15,283,968
		16,367,247
Tobacco - 2.1%
Altria Group, Inc.	72,270	5,024,933
TOTAL CONSUMER STAPLES		25,587,375
ENERGY - 14.5%
Energy Equipment & Services - 4.4%
Schlumberger Ltd. (NY Shares)	91,096	9,565,080
Transocean, Inc. (a)	9,870	1,115,804
		10,680,884
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp.	84,280	7,886,922
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	175,607	$ 16,254,185
Royal Dutch Shell PLC Class A sponsored ADR	4,590	377,206
		24,518,313
TOTAL ENERGY		35,199,197
FINANCIALS - 12.0%
Capital Markets - 1.9%
Ameriprise Financial, Inc.	39,100	2,467,601
Lehman Brothers Holdings, Inc.	33,198	2,049,313
		4,516,914
Consumer Finance - 4.4%
American Express Co.	179,703	10,668,967
Diversified Financial Services - 2.8%
Citigroup, Inc.	107,405	5,012,591
JPMorgan Chase & Co.	39,181	1,795,273
		6,807,864
Insurance - 2.9%
Berkshire Hathaway, Inc. Class B (a)	1,725	6,817,200
The Travelers Companies, Inc.	7,061	355,451
		7,172,651
TOTAL FINANCIALS		29,166,396
HEALTH CARE - 14.2%
Health Care Equipment & Supplies - 3.0%
Becton, Dickinson & Co.	84,290	6,915,995
Zimmer Holdings, Inc. (a)	4,984	403,654
		7,319,649
Pharmaceuticals - 11.2%
Bristol-Myers Squibb Co.	56,684	1,633,633
Eli Lilly & Co.	30,231	1,721,051
Johnson & Johnson	141,569	9,301,083
Merck & Co., Inc.	59,161	3,058,032
Pfizer, Inc.	110,280	2,694,140
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	132,858	$ 4,202,299
Wyeth	102,174	4,551,852
		27,162,090
TOTAL HEALTH CARE		34,481,739
INDUSTRIALS - 14.5%
Aerospace & Defense - 3.6%
Raytheon Co.	35,600	2,271,992
United Technologies Corp.	80,328	6,464,797
		8,736,789
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	33,125	1,250,138
Industrial Conglomerates - 8.1%
3M Co.	42,960	4,020,197
General Electric Co.	378,446	15,667,664
		19,687,861
Machinery - 1.5%
SPX Corp.	40,291	3,729,335
Road & Rail - 0.8%
Union Pacific Corp.	17,560	1,985,334
TOTAL INDUSTRIALS		35,389,457
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.5%
Motorola, Inc.	194,748	3,608,680
Computers & Peripherals - 7.9%
Hewlett-Packard Co.	304,992	15,185,552
International Business Machines Corp.	33,898	3,993,184
		19,178,736
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	61,373	2,263,436
Semiconductors & Semiconductor Equipment - 0.1%
Verigy Ltd. (a)	7,514	185,671
Software - 1.1%
Microsoft Corp.	90,290	2,659,943
TOTAL INFORMATION TECHNOLOGY		27,896,466
Common Stocks - continued
	Shares	Value
MATERIALS - 4.0%
Chemicals - 4.0%
Air Products & Chemicals, Inc.	84,853	$ 8,295,229
Cabot Corp.	37,691	1,339,161
		9,634,390
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
Embarq Corp.	5,510	306,356
Wireless Telecommunication Services - 0.9%
Sprint Nextel Corp.	110,210	2,093,990
TOTAL TELECOMMUNICATION SERVICES		2,400,346
TOTAL COMMON STOCKS (Cost $20,294,321)		231,072,932
Money Market Funds - 4.8%

Fidelity Cash Central Fund, 5.12% (b) (Cost $11,652,610)	11,652,610	11,652,610
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $31,946,931)		242,725,542
NET OTHER ASSETS - 0.1%		270,061
NET ASSETS - 100%		$ 242,995,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 437,150
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $31,946,930. Net unrealized appreciation aggregated $210,778,612, of which $212,721,252 related to appreciated investment securities and $1,942,640 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Exchange Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Exchange Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007